AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (96.4%)	Value	(a)
	Communication Services (9.1%)
	Advertising Sales (0.5%)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
$850,000	6.250%, 06/15/25 144A	$898,875

	Advertising Services (1.0%)
	Advantage Sales & Marketing, Inc.
1,800,000	6.500%, 11/15/28 144A	1,872,000

	Broadcast Services/Program (1.3%)
	Nexstar Broadcasting, Inc.
525,000	5.625%, 07/15/27 144A	550,263

	Univision Communications, Inc.
850,000	9.500%, 05/01/25 144A	930,750
875,000	6.625%, 06/01/27 144A	934,434
		2,415,447
	Cable/Satellite TV (1.5%)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,222,000	5.750%, 02/15/26 144A	1,260,799

	DISH DBS Corp.
580,000	5.875%, 11/15/24	606,576

	Midcontinent Communications/Midcontinent Finance Corp
925,000	5.375%, 08/15/27 144A	961,723
		2,829,098
	Computer Software (0.5%)
	Rackspace Technology Global, Inc.
950,000	5.375%, 12/01/28 144A	965,984

	E-Commerce/Services (2.8%)
	Cars.com, Inc.
925,000	6.375%, 11/01/28 144A	964,313

	GrubHub Holdings, Inc.
2,775,000	5.500%, 07/01/27 144A	2,886,000

	TripAdvisor, Inc.
1,460,000	7.000%, 07/15/25 144A	1,578,990
		5,429,303
	Telephone - Integrated (0.7%)
	Consolidated Communications, Inc.
370,000	6.500%, 10/01/28 144A	399,648

	Level 3 Financing, Inc.
925,000	5.375%, 05/01/25	944,425
		1,344,073
	Theaters (0.8%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,501,108
	Total Communication Services	17,255,888

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (24.2%)
	Building - Mobile Home/Manufactured Housing (0.6%)
	Winnebago Industries, Inc.
$1,097,000	6.250%, 07/15/28 144A	$1,175,161

	Building - Residential/Commercial (2.3%)
	Century Communities, Inc.
625,000	5.875%, 07/15/25	646,875
1,175,000	6.750%, 06/01/27	1,248,955

	Empire Communities Corp.
1,500,000	7.000%, 12/15/25 144A	1,580,625

	LGI Homes, Inc.
850,000	6.875%, 07/15/26 144A	887,188
		4,363,643
	Casinos & Gaming (5.2%)
	Affinity Gaming
877,000	6.875%, 12/15/27 144A	924,139

	Bally's Corp.
950,000	6.750%, 06/01/27 144A	1,018,880

	Boyd Gaming Corp.
900,000	8.625%, 06/01/25 144A	1,000,800
1,275,000	6.375%, 04/01/26	1,316,438
1,250,000	6.000%, 08/15/26	1,301,470

	Caesars Entertainment, Inc.
1,425,000	6.250%, 07/01/25 144A	1,519,071
1,300,000	8.125%, 07/01/27 144A	1,433,569

	Scientific Games International, Inc.
900,000	8.625%, 07/01/25 144A	978,480

	Station Casinos LLC
463,000	5.000%, 10/01/25 144A	468,788
		9,961,635
	Distribution/Wholesale (0.5%)
	G-III Apparel Group Ltd.
925,000	7.875%, 08/15/25 144A	1,005,938

	Food - Catering (0.4%)
	Aramark Services, Inc.
625,000	6.375%, 05/01/25 144A	662,500

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (continued)
	Hotels & Motels (3.2%)
	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
$1,000,000	6.125%, 12/01/24	$1,040,210

	Marriott Ownership Resorts Inc./ILG LLC
3,000,000	6.500%, 09/15/26	3,133,125
750,000	4.750%, 01/15/28	757,500

	Wyndham Hotels & Resorts, Inc.
1,100,000	5.375%, 04/15/26 144A	1,124,750
		6,055,585
	Racetracks (1.6%)
	Churchill Downs, Inc.
650,000	5.500%, 04/01/27 144A	679,380

	Penn National Gaming, Inc.
2,350,000	5.625%, 01/15/27 144A	2,434,671
		3,114,051
	Rental Auto/Equipment (0.2%)
	Rent-A-Center, Inc./TX
368,000	6.375%, 02/15/29 144A	390,080

	Retail - Apparel/Shoes (1.1%)
	L Brands, Inc.
870,000	6.694%, 01/15/27	985,275
1,000,000	7.500%, 06/15/29	1,136,140
		2,121,415
	Retail - Automobile (2.4%)
	Carvana Co.
2,250,000	5.625%, 10/01/25 144A	2,308,163
1,100,000	5.500%, 04/15/27 144A	1,105,775

	Sonic Automotive, Inc.
1,150,000	6.125%, 03/15/27	1,196,000
		4,609,938
	Retail - Home Furnishings (1.3%)
	At Home Holding III, Inc.
2,250,000	8.750%, 09/01/25 144A	2,455,313

	Retail - Perfume & Cosmetics (0.8%)
	Sally Holdings LLC
1,500,000	5.625%, 12/01/25	1,546,875

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (continued)
	Retail - Propane Distributor (0.8%)
	Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp.
$736,000	5.375%, 04/01/26 144A	$731,069
736,000	5.875%, 04/01/29 144A	726,064
		1,457,133
	Retail - Restaurants (0.5%)
	Dave & Buster's, Inc.
900,000	7.625%, 11/01/25 144A	961,875

	Retail - Sporting Goods (1.1%)
	Academy Ltd
1,950,000	6.000%, 11/15/27 144A	2,052,375

	Rubber - Tires (1.3%)
	The Goodyear Tire & Rubber Co.
1,700,000	5.000%, 05/31/26	1,746,155
750,000	4.875%, 03/15/27	771,563
		2,517,718
	Toys (0.9%)
	Mattel, Inc.
1,550,000	6.750%, 12/31/25 144A	1,629,748
	Total Consumer Discretionary	46,080,983

	Consumer Staples (7.9%)
	Food - Miscellaneous/Diversified (0.5%)
	B&G Foods, Inc.
900,000	5.250%, 04/01/25	924,750

	Food - Retail (2.9%)
	Albertsons Companies, Inc./Safeway, Inc.
1,057,000	5.750%, 03/15/25	1,091,564
365,000	4.625%, 01/15/27 144A	378,302
925,000	5.875%, 02/15/28 144A	986,281

	Ingles Markets, Inc.
1,224,000	5.750%, 06/15/23	1,233,180

	SEG Holding LLC/ SEG Finance Corp.
1,750,000	5.625%, 10/15/28 144A	1,833,125
		5,522,452
	Food - Wholesale/Distributors (1.6%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,147,563

	United Natural Foods, Inc.
1,850,000	6.750%, 10/15/28 144A	1,977,188
		3,124,751

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Staples (continued)
	Retail - Variety Store (1.4%)
	99 Escrow Issuer, Inc.
$2,750,000	7.500%, 01/15/26 144A	$2,667,500

	Vitamins & Nutrition Products (1.5%)
	HLF Financing Sarl LLC/Herbalife International, Inc.
1,765,000	7.250%, 08/15/26 144A	1,848,838

	Herbalife Nutrition Ltd.
875,000	7.875%, 09/01/25 144A	951,563
		2,800,401
	Total Consumer Staples	15,039,854

	Energy (6.6%)
	Midstream Oil & Gas (3.2%)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
1,100,000	5.750%, 04/01/25	1,106,072

	EnLink Midstream Partners LP
1,100,000	4.400%, 04/01/24	1,108,800

	Global Partners LP/GLP Finance Corp.
1,100,000	7.000%, 08/01/27	1,160,500

	New Fortress Energy, Inc.
1,675,000	6.750%, 09/15/25 144A	1,720,895

	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
950,000	5.875%, 04/15/26	994,531
		6,090,798
	Oil Company - Exploration & Production (1.7%)
	PDC Energy, Inc.
1,000,000	6.125%, 09/15/24	1,026,125

	Range Resources Corp.
1,000,000	9.250%, 02/01/26	1,086,520

	Southwestern Energy Co.
1,075,000	7.500%, 04/01/26	1,137,372
		3,250,017
	Oil Refining & Marketing (0.6%)
	Sunoco LP/Sunoco Finance Corp.
1,100,000	5.500%, 02/15/26	1,130,019

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Energy (continued)
	Oil - Field Services (1.1%)
	ChampionX Corp.
$1,000,000	6.375%, 05/01/26	$1,047,500

	USA Compression Partners LP/USA Compression Finance Corp.
1,100,000	6.875%, 04/01/26	1,128,188
		2,175,688
	Total Energy	12,646,522

	Financials (15.8%)
	Finance - Auto Loans (0.6%)
	Credit Acceptance Corp.
1,100,000	6.625%, 03/15/26	1,157,750

	Finance - Mortgage Loan/Banker (1.0%)
	LD Holdings Group LLC
1,450,000	6.500%, 11/01/25 144A	1,518,875
367,000	6.125%, 04/01/28 144A	371,551
		1,890,426
	Real Estate Management/Service (3.3%)
	Cushman & Wakefield US
1,280,000	6.750%, 05/15/28 144A	1,384,000

	Realogy Group LLC/Realogy Co-Issuer Corp.
4,500,000	9.375%, 04/01/27 144A	4,983,677
		6,367,677
	Real Estate Operator/Developer (0.4%)
	The Howard Hughes Corp.
730,000	5.375%, 08/01/28 144A	767,413

	REITS - Diversified (3.0%)
	iStar, Inc.
2,885,000	5.500%, 02/15/26	2,935,488

	New Residential Investment Corp.
1,750,000	6.250%, 10/15/25 144A	1,756,563

	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
925,000	7.875%, 02/15/25 144A	999,689
		5,691,740
	REITS - Healthcare (1.0%)
	Diversified Healthcare Trust
1,325,000	9.750%, 06/15/25	1,499,900

	MPT Operating Partnership LP
375,000	5.250%, 08/01/26	387,188
		1,887,088

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Financials (continued)
	REITS - Hotels (5.5%)
	ESH Hospitality, Inc.
$3,525,000	5.250%, 05/01/25 144A	$3,595,500

	Park Intermediate Holdings LLC
1,200,000	7.500%, 06/01/25 144A	1,311,546

	Service Properties Trust
1,100,000	4.500%, 06/15/23	1,117,446
1,850,000	4.650%, 03/15/24	1,850,000
825,000	4.350%, 10/01/24	820,163

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,901,250
		10,595,905
	REITS - Storage (1.0%)
	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	946,391
875,000	5.250%, 03/15/28 144A	908,906
		1,855,297
	Total Financials	30,213,296

	Healthcare (4.6%)
	Medical Laboratories & Testing Services (0.7%)
	MEDNAX, Inc.
1,250,000	6.250%, 01/15/27 144A	1,336,625

	Medical - Drugs (1.4%)
	Bausch Health Americas, Inc.
1,675,000	6.125%, 04/15/25 144A	1,717,210
925,000	9.250%, 04/01/26 144A	1,024,900
		2,742,110
	Medical - HMO (0.2%)
	Molina Healthcare, Inc.
370,000	4.375%, 06/15/28 144A	380,715

	Medical - Hospitals (0.8%)
	Prime Healthcare Services, Inc.
1,425,000	7.250%, 11/01/25 144A	1,521,188

	Medical - Outpatient/Home Medical (0.5%)
	ModivCare, Inc.
916,000	5.875%, 11/15/25 144A	964,090

	Medical - Wholesale Drug Distribution (0.8%)
	AdaptHealth LLC
1,400,000	6.125%, 08/01/28 144A	1,484,000

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Healthcare (continued)
	Physical Therapy/Rehabilitation Centers (0.2%)
	Encompass Health Corp.
$300,000	5.750%, 09/15/25	$309,900
	Total Healthcare	8,738,628

	Industrials (18.9%)
	Aerospace/Defense - Equipment (1.0%)
	TransDigm, Inc.
925,000	6.500%, 05/15/25	942,344
875,000	6.250%, 03/15/26 144A	927,675
		1,870,019
	Auto - Medium & Heavy Duty Trucks (1.5%)
	JB Poindexter & Co., Inc.
2,675,000	7.125%, 04/15/26 144A	2,825,469

	Building & Construction Products - Miscellaneous (0.4%)
	Builders FirstSource, Inc.
760,000	6.750%, 06/01/27 144A	817,950

	Building Products - Doors & Windows (0.2%)
	PGT Innovations, Inc.
367,000	6.750%, 08/01/26 144A	389,938

	Distribution/Wholesale (2.9%)
	KAR Auction Services, Inc.
850,000	5.125%, 06/01/25 144A	865,343

	Resideo Funding, Inc.
3,550,000	6.125%, 11/01/26 144A	3,739,606

	WESCO Distribution, Inc.
850,000	5.375%, 06/15/24	865,938
		5,470,887
	E-Commerce/Services (0.7%)
	Uber Technologies, Inc.
1,280,000	8.000%, 11/01/26 144A	1,385,600

	Engineering/Research & Development Services (0.5%)
	Fluor Corp.
975,000	3.500%, 12/15/24	1,003,640

	Human Resources (0.8%)
	ASGN, Inc.
1,450,000	4.625%, 05/15/28 144A	1,495,936

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Industrials (continued)
	Protection - Safety (1.9%)
	APX Group, Inc.
$1,400,000	7.875%, 12/01/22	$1,405,250
1,100,000	6.750%, 02/15/27 144A	1,179,992

	Prime Security Services Borrower LLC
925,000	5.750%, 04/15/26 144A	1,000,896
		3,586,138
	Recycling (0.7%)
	Harsco Corp.
1,225,000	5.750%, 07/31/27 144A	1,254,094

	Rental Auto/Equipment (0.1%)
	Alta Equipment Group, Inc.
185,000	5.625%, 04/15/26 144A	187,544

	Retail - Building Products (0.9%)
	Beacon Roofing Supply, Inc.
1,750,000	4.875%, 11/01/25 144A	1,789,375

	Transportation - Air Freight (0.5%)
	Cargo Aircraft Management, Inc.
900,000	4.750%, 02/01/28 144A	929,250

	Transportation - Equipment & Leasing (2.3%)
	Fortress Transportation and Infrastructure Investors LLC
1,750,000	6.500%, 10/01/25 144A	1,828,750
2,250,000	9.750%, 08/01/27 144A	2,562,188
		4,390,938
	Transportation - Rail (1.5%)
	Watco Companies LLC
2,725,000	6.500%, 06/15/27 144A	2,872,150

	Waste Management (3.0%)
	Covanta Holding Corp.
1,625,000	5.875%, 07/01/25	1,681,875

	GFL Environmental, Inc.
1,600,000	8.500%, 05/01/27 144A	1,762,000

	Waste Pro USA, Inc.
2,200,000	5.500%, 02/15/26 144A	2,252,250
		5,696,125
	Total Industrials	35,965,053

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Information Technology (6.1%)
	Aerospace/Defense (0.3%)
	SSL Robotics LLC
$470,000	9.750%, 12/31/23 144A	$528,515

	Applications Software (0.5%)
	SS&C Technologies, Inc.
875,000	5.500%, 09/30/27 144A	931,919

	Communications Software (1.0%)
	Avaya, Inc.
1,800,000	6.125%, 09/15/28 144A	1,910,817

	Computer Hardware & Storage (0.6%)
	Dell International LLC/EMC Corp.
1,175,000	7.125%, 06/15/24 144A	1,209,516

	Computer Services (0.6%)
	Unisys Corp.
1,100,000	6.875%, 11/01/27 144A	1,204,500

	Networking Products (0.7%)
	LogMeIn, Inc.
1,245,000	5.500%, 09/01/27 144A	1,303,366

	Telecommunication Equipment (1.0%)
	CommScope Technologies LLC
1,850,000	6.000%, 06/15/25 144A	1,887,093

	Telecommunication Services (0.4%)
	GCI LLC
850,000	4.750%, 10/15/28 144A	870,188

	Wireless Equipment (1.0%)
	ViaSat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,829,628
	Total Information Technology	11,675,542

	Materials (2.6%)
	Chemicals - Diversified (0.6%)
	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
1,000,000	5.375%, 09/01/25 144A	1,027,900

	Chemicals - Specialty (0.4%)
	Kraton Polymers LLC/Kraton Polymers Capital Corp.
731,000	4.250%, 12/15/25 144A	733,741

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Materials (continued)
	Containers - Metal/Glass (0.7%)
	Mauser Packaging Solutions Holding Co.
$1,350,000	5.500%, 04/15/24 144A	$1,368,563

	Containers - Paper/Plastic (0.4%)
	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC
807,000	6.000%, 09/15/28 144A	833,228

	Paper & Related Products(0.5%)
	Mercer International, Inc.
975,000	5.500%, 01/15/26	999,375
	Total Materials	4,962,807

	Utilities (0.6%)
	Independent Power Producer (0.4%)
	Calpine Corp.
850,000	5.125%, 03/15/28 144A	853,953

	Water (0.2%)
	Solaris Midstream Holdings LLC
367,000	7.625%, 04/01/26 144A	375,258
	Total Utilities	1,229,211
	Total Corporate Bonds (cost $180,758,156)	183,807,784

	Short-Term Investment (2.4%)
4,507,914	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.02%* (cost $4,507,914)	4,507,914

Total Investments (cost $185,266,070 - note b)	98.8%	188,315,698
Other assets less liabilities	1.2	2,297,878
Net Assets	100.0%	$190,613,576

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Portfolio Distribution	Percent of Investments
Advertising Sales	0.5%
Advertising Services	1.0
Aerospace/Defense	0.3
Aerospace/Defense - Equipment	1.0
Applications Software	0.5
Auto - Medium & Heavy Duty Trucks	1.5
Broadcast Services/Program	1.3
Building - Mobile Home/Manufactured Housing	0.6
Building Products - Doors & Windows	0.2
Building - Residential/Commercial	2.4
Building & Construction Products - Miscellaneous	0.4
Cable/Satellite TV	1.5
Casinos & Gaming	5.4
Chemicals - Diversified	0.6
Chemicals - Specialty	0.4
Communications Software	1.0
Computer Hardware & Storage	0.7
Computer Services	0.7
Computer Software	0.5
Containers - Metal/Glass	0.7
Containers - Paper/Plastic	0.5
Distribution/Wholesale	3.5
E-Commerce/Services	3.8
Engineering/Research & Development Services	0.5
Finance - Auto Loans	0.6
Finance - Mortgage Loan/Banker	1.0
Food - Catering	0.4
Food - Miscellaneous/Diversified	0.5
Food - Retail	3.1
Food - Wholesale/Distributors	1.7
Hotels & Motels	3.3
Human Resources	0.8
Independent Power Producer	0.5
Medical - Drugs	1.5
Medical - HMO	0.2
Medical - Hospitals	0.8
Medical - Outpatient/Home Medical	0.5
Medical - Wholesale Drug Distribution	0.8
Medical Laboratories & Testing Services	0.7
Midstream Oil & Gas	3.3
Networking Products	0.7
Oil Company - Exploration & Production	1.8
Oil - Field Services	1.2
Oil Refining & Marketing	0.6
Paper & Related Products	0.5
Physical Therapy/Rehabilitation Centers	0.2
Protection - Safety	2.0

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Portfolio Distribution	Percent of Investments
Racetracks	1.7
Real Estate Management/Service	3.5
Real Estate Operator/Developer	0.4
Recycling	0.7
REITS - Diversified	3.1
REITS - Healthcare	1.0
REITS - Hotels	5.8
REITS - Storage	1.0
Rental Auto/Equipment	0.3
Retail - Apparel/Shoes	1.2
Retail - Automobile	2.5
Retail - Building Products	1.0
Retail - Home Furnishings	1.3
Retail - Perfume & Cosmetics	0.8
Retail - Propane Distributor	0.8
Retail - Restaurants	0.5
Retail - Sporting Goods	1.1
Retail - Variety Store	1.5
Rubber - Tires	1.4
Telecommunication Equipment	1.0
Telecommunication Services	0.5
Telephone - Integrated	0.7
Theaters	0.8
Toys	0.9
Transportation - Air Freight	0.5
Transportation - Equipment & Leasing	2.4
Transportation - Rail	1.6
Vitamins & Nutrition Products	1.5
Waste Management	3.1
Water	0.2
Wireless Equipment	1.0
100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $185,473,328 amounted to $2,842,370, which consisted of aggregate gross unrealized appreciation of $3,229,169 and aggregate gross unrealized depreciation of $386,799.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$ 4,507,914
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	183,807,784
Level 3 – Significant Unobservable Inputs	—
Total	$ 188,315,698
+ See schedule of investments for a detailed listing of securities.